THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlus AssuranceSM (A-Share),
Lincoln ChoicePlus AssuranceSM (B-Share), Lincoln ChoicePlus AssuranceSM (Bonus),
Lincoln ChoicePlus AssuranceSM (C-Share), Lincoln ChoicePlus AssuranceSM (L-Share),
Lincoln ChoicePlus AssuranceSM (Prime), Lincoln ChoicePlus AssuranceSM Series,
Lincoln ChoicePlusSM product suite, Lincoln ChoicePlusSM II product suite, Lincoln ChoicePlusSM Design,
Lincoln ChoicePlusSM Rollover, Lincoln ChoicePlusSM Signature, Lincoln InvestmentSolutionsSM,
Lincoln InvestmentSolutionsSM RIA, Lincoln Investor Advantage®,
Lincoln Investor Advantage® Advisory, Lincoln Investor Advantage® Advisory Choice,
Lincoln Investor Advantage® Fee-Based, Lincoln Investor Advantage® RIA,
Lincoln Investor Advantage® RIA Class, Lincoln Investor Advantage® Pro,
Lincoln Investor Advantage® Pro Advisory, Lincoln Investor Advantage® Pro Advisory Choice

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlus AssuranceSM (A-Share),
Lincoln ChoicePlus AssuranceSM (B-Share), Lincoln ChoicePlus AssuranceSM (Bonus),
Lincoln ChoicePlus AssuranceSM (C-Share), Lincoln ChoicePlus AssuranceSM (L-Share),
Lincoln ChoicePlus AssuranceSM (Prime), Lincoln ChoicePlus AssuranceSM Series,
Lincoln ChoicePlusSM product suite, Lincoln ChoicePlusSM II product suite, Lincoln ChoicePlusSM Design,
Lincoln ChoicePlusSM Signature, Lincoln InvestmentSolutionsSM, Lincoln Investor Advantage®,
Lincoln Investor Advantage® Advisory, Lincoln Investor Advantage® Fee-Based

Supplement dated August 8, 2024 to the Prospectus dated May 1, 2024

This Supplement outlines a change to the investment options under your individual annuity contract. All other provisions outlined in your prospectus, as supplemented, remain unchanged.

The Board of Trustees (“Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) approved an Agreement and Plan of Reorganization to merge the LVIP Wellington Capital Growth Fund with and into the LVIP American Century Ultra® Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Reorganization is not expected to be a taxable event for Contractowners. A meeting of shareholders to consider the Reorganization is scheduled to be held on or about August 9, 2024, and the Fund’s Reorganization is expected to be completed on or about August 23, 2024 (“Closing Date”).

At any time prior to the Closing Date, Contractowners may transfer out of the Fund consistent with the transfer provisions applicable to the variable annuity product prospectus. Contractowners may transfer into any other available investment option under their Contract. Please see your variable product prospectus for information about other funds available for investment within your Contract and for more information on transfers, including any restrictions on transfers into the Fund before the Closing Date.

You can find the fund prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain information at no cost by contacting your financial professional or by sending an email request to CustServSupportTeam@lfg.com.

Please retain this Supplement for future reference.